Income Taxes (Details) - Schedule of Income Tax Provision - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Current
Federal					$ 762,045	$ 467,991
State
Deferred
Federal					(673,365)	(85,640)
State
Change in valuation allowance					526,707	242,233
Income tax provision	$ 25,760	$ 169,198	$ 47,122	$ 585,450	$ 615,387	$ 624,584